Class Shares (Additional Information Regarding Model AA Class Shares) (Parenthetical) (Detail) - Model AA Class Shares	Jul. 24, 2015
If the record date falls in the fiscal year ending on March 31, 2016
Class of Stock [Line Items]
Dividends rate	0.50%
If the record date falls in the fiscal year ending on March 31, 2017 through March 31, 2020
Class of Stock [Line Items]
Dividends rate	0.50%
If the record date falls in the fiscal year ending on March 31, 2021 or later
Class of Stock [Line Items]
Dividends rate	2.50%